Segment Information - Turnover by Product & Service (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of products and services [line items]
Turnover	£ 30,186	£ 27,889	£ 23,923
Consumer Healthcare [member]
Disclosure of products and services [line items]
Turnover	7,750	7,193	6,038
Consumer Healthcare [member] | Wellness [member]
Disclosure of products and services [line items]
Turnover	4,001	3,726	2,970
Consumer Healthcare [member] | Oral Care [member]
Disclosure of products and services [line items]
Turnover	2,466	2,223	1,875
Consumer Healthcare [member] | Nutrition [member]
Disclosure of products and services [line items]
Turnover	680	674	684
Consumer Healthcare [member] | Skin Health [member]
Disclosure of products and services [line items]
Turnover	603	570	509
Pharmaceuticals [member]
Disclosure of products and services [line items]
Turnover	17,276	16,104	14,157
Pharmaceuticals [member] | Respiratory [member]
Disclosure of products and services [line items]
Turnover	6,991	6,510	5,741
Pharmaceuticals [member] | HIV [member]
Disclosure of products and services [line items]
Turnover	4,350	3,556	2,322
Pharmaceuticals [member] | Immuno inflammation [member]
Disclosure of products and services [line items]
Turnover	377	340	263
Pharmaceuticals [member] | Established Pharmaceuticals [Member]
Disclosure of products and services [line items]
Turnover	5,558	5,698	5,831
Vaccines [member]
Disclosure of products and services [line items]
Turnover	5,160	4,592	3,656
Vaccines [member] | Meningitis [member]
Disclosure of products and services [line items]
Turnover	890	662	326
Vaccines [member] | Influenza [member]
Disclosure of products and services [line items]
Turnover	488	414	268
Vaccines [member] | Shingles [member]
Disclosure of products and services [line items]
Turnover	22
Vaccines [member] | Established vaccines [member]
Disclosure of products and services [line items]
Turnover	£ 3,760	£ 3,516	£ 3,062